Document and Entity Information	May 05, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000078128
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	Essential Utilities, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-06659
Entity Tax Identification Number	23-1702594
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	(610)
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $.50 par value
Trading Symbol	WTRG
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Tangible Equity Units
Trading Symbol	WTRU
Security Exchange Name	NYSE